Description of Plan (Tables) - EBP 003	12 Months Ended
Dec. 31, 2025
LRSP Contribution
Employer Contributions
Employer Contributions
Employer Contributions–The table set forth below shows the Company match provided under the Plan. Limited Term Employees are not eligible for Company match contributions.

Employee group	Matching Contribution (% of eligible compensation)
Non-represented management employees	100% of first 5%
PGL Local 18007	100% of first 5%
WPSC Local 420:
Hired prior to December 19, 2009	None
Hired on or after December 19, 2009 (1)	100% of first 5%

(1)    These represented employees are considered "New Program Participants."

Employer Retirement Contribution
Employer Contributions
Employer Contributions	The following table shows the Employer Retirement Contribution provided under the Plan.

Employee Group	Contribution (% of eligible compensation)
Local 2006 employees:
Hired on or after May 1, 2017, or rehired or transferred on or after November 1, 2021	7%
Local 2150 Seasonal employees:
Hired, rehired, or transferred on or after September 15, 2017	7%
Local 2150 Temporary employees:
Hired, rehired, or transferred on or after September 15, 2017	3%